U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.    Name and address of issuer:  American Skandia Life Assurance Corporation
                                   One Corporate Drive, 10th Floor
                                   Shelton, CT 06484

2.    Name of each series or class of funds for which this notice is filed:

         Variable Account E

3.    Investment Company Act File Number:811-7260

         Securities Act File Number:    33-47976

4(a). Last day of fiscal year for which this notice is filed: 12/31/97

4(b). Check box if this Form is being Filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                       [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

                                       [ ]


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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24f:                                              $5,780,854

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:          $11,156,508

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier  than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           commission:                                  $         0

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii):                                 -$11,156,508

    (v)    Net sales - if Item 5(I) is greater than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(I)]:                                             $___________

    (vi)   Redemption credits available for use in
           future years                                 $(5,375,654)
           if Item 5(I) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(I)]:

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                             x     .000295

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee
           is due):                                               = $         0
                                                                    ===========

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  + $----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  = $         0
                                                                    ===========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                 March 24, 1998

         Method of Delivery:

                [  ]             Wire Transfer
                [  ]             Mail or other means

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     /s/Thomas M. Mazzaferro
     Thomas M. Mazzaferro
     Executive Vice President and
     Chief Financial Officer

     March 24, 1998